Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Significant Contingent Liabilities and Unrecognized Commitments
40.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS

As of December 31, 2019, the Company’s significant commitments and contingent liabilities, excluding those disclosed in other notes, were as follows:

a.	Acquisitions of land and buildings of $44 million.
b.	Acquisitions of telecommunications equipment of $17,877 million.
c.	Unused letters of credit amounting to $50 million.
d.

A commitment to contribute $2,000 million to a Piping Fund administered by the Taipei City Government, of which $1,000 million was contributed by Chunghwa on August 15, 1996 (classified as other monetary assets - noncurrent).  If the fund is not sufficient, Chunghwa will contribute the remaining $1,000 million upon notification from the Taipei City Government.

e.

Chunghwa committed that when its ownership interest in NCB is greater than 25% and NCB encounters financial difficulty or capital adequacy ratio of NCB cannot meet the related regulation requirements, the Company will provide financial support to assist NCB to maintain in healthy financial condition.

f.	CHPT signed the contract for its headquarters construction amounted to $1,614 million in July 2017. The payment of $1,533 million has been made as of March 31, 2020.